Restrictions On Distribution Of Profits (Details)	12 Months Ended
Dec. 31, 2015
EARNINGS/(LOSS) PER COMMON SHARE [Abstract]
Retained earnings appropriated, percentage	5.00%
Legal reserve over the capital of subsidiaries, percentage	20.00%